PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2025
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2024	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	870	395	18	417	2,994	445	5,139
Writedowns	-	(36)	(183)	(1,679)	(983)	(822)	(3,703)
Effect of movements in exchange rates	(15)	(12)	(1)	20	(21)	(11)	(40)
Balance at December 31, 2024	19,230	1,191	1,763	16,331	28,222	14,982	81,719
Additions / Transfers	987	15	68	6,049	1,160	466	8,745
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Writedowns	-	(5)	(4)	(206)	(154)	-	(369)
Effect of movements in exchange rates	12	3	-	1	-	24	40
Balance at June 30, 2025	55,234	1,204	1,827	22,175	29,228	15,472	125,140
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2024	9,473	548	781	5,235	7,894	3,323	27,254
Additions	426	130	401	1,534	549	339	3,379
Writedowns	-	(35)	(182)	(1,472)	(594)	(432)	(2,715)
Balance at December 31, 2024	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	234	73	202	149	1,031	172	1,861
Writedowns	-	(10)	(2)	(158)	(35)	-	(205)
Balance at June 30, 2025	10,133	706	1,200	5,288	8,845	3,402	29,574
NET BOOK VALUE
At June 30, 2025	45,101	498	627	16,887	20,383	12,070	95,566
At December 31, 2024	9,331	548	763	11,034	20,373	11,752	53,801